Balances and Transactions with Related Parties (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
No. of people	5	5	7	7
Amount | ₪	₪ 2,003		₪ 636	₪ 1,027
U.S. Dollars
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
Amount | $		$ 623
Directors Fees
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
No. of people	5	5	7	7
Amount | ₪	₪ 2,003		₪ 636	₪ 1,027
Directors Fees | U.S. Dollars
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
Amount | $		$ 623